Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of intangible assets acquired unidom

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Schedule of intangible assets acquired delrey

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Unidom [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair values of the identifiable assets acquired and liabilities assumed

Unidom
Assets
Cash and cash equivalents	3,272
Trade receivables	9,368
Advances	94
Recoverable taxes	82
Other assets	854
Indemnification assets	7,185
Property and equipment	5,709
Rights-of-use assets	28,989
Intangible assets	462,042
517,595
Liabilities
Trade payables	1,732
Loans and financing	4,377
Labor and social obligations	7,368
Taxes payable	5,254
Other taxes payable (i)	28,274
Advances from customers	1,234
Lease liabilities	28,989
Provision for legal proceedings	7,246
Other liabilities	4,393
88,867
Total identifiable net assets at fair value	428,728
Goodwill arising on acquisition	192,034

Purchase consideration transferred	620,762
Cash paid	340,773
Consideration to be transferred	279,989

Analysis of cash flows on acquisition
Transaction costs of the acquisition (included in cash flows from operating activities)	1,793
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	337,501
Net of cash flow on acquisition	339,294
(i)	Refers to deferred tax liabilities arising from transactions prior to Afya’s acquisition of Unidom.

Del Rey [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair values of the identifiable assets acquired and liabilities assumed

DelRey
Assets
Cash and cash and equivalents	7,804
Trade receivables	33,741
Inventories	139
Recoverable taxes	589
Other assets	8,563
Property and equipment	24,980
Right-of-use assets	65,408
Intangible assets	728,777
870,001
Liabilities
Trade payables	12,253
Lease liabilities	65,408
Labor and social obligations	6,252
Taxes and contributions payable	2,282
Advances from customers	38,327
Provision for legal proceedings	152
Other liabilities	4,189
128,863
Total identifiable net assets at fair value	741,138
Goodwill arising on acquisition	75,098

Purchase consideration transferred	816,236
Cash paid	575,000
Consideration to be transferred	234,000
Digital solutions (i)	7,236

Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	12,332
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	567,196
Net of cash flow on acquisition	579,528

(i)	The total consideration transferred included the obligation to offer digital solutions, especially from Medcel, Pebmed and Medical Harbour, through access (free-of-charge) to medical students of other medical schools held by the selling shareholders, not subject to this acquisition, from 2023 to 2030. This purchase consideration was measured using assumptions such as numbers of approved medical school seats, current digital solutions prices, inflation and present value discount rates. The balances of such consideration are classified as other liabilities on the statement of financial position.